FMI International Fund
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS - 96.1% (a)
COMMON STOCKS - 85.9% (a)
COMMERCIAL SERVICES SECTOR - 9.9%
	Advertising/Marketing Services - 1.8%
8,895,000	WPP PLC (Jersey) (b)	$69,348,012
	Miscellaneous Commercial Services - 6.6%
2,785,000	Bureau Veritas S.A. (France) (b) *	59,068,036
1,836,000	DKSH Holding AG (Switzerland) (b)	118,289,627
851,000	Secom Co. Ltd. (Japan) (b)	74,669,037
		252,026,700
	Personnel Services - 1.5%
1,197,300	Adecco Group AG (Switzerland) (b)	56,435,450
COMMUNICATIONS SECTOR - 1.3%
	Wireless Telecommunications - 1.3%
1,960,000	Millicom International Cellular S.A. (Luxembourg)	51,254,000
CONSUMER DURABLES SECTOR - 4.1%
	Electronics/Appliances - 4.1%
2,255,000	Sony Corp. (Japan) (b)	155,663,055
CONSUMER NON-DURABLES SECTOR - 8.5%
	Food: Major Diversified - 1.5%
523,000	Nestlé S.A. - SP-ADR (Switzerland) (b)	57,985,337
	Household/Personal Care - 7.0%
1,420,000	Henkel AG & Co. KGaA (Germany) (b)	118,797,164
2,700,000	Unilever PLC (Britain) (b)	145,640,410
		264,437,574
CONSUMER SERVICES SECTOR - 15.0%
	Broadcasting - 0.9%
6,600,000	Grupo Televisa S.A.B. - SP-ADR (Mexico) *	34,584,000
	Cable/Satellite TV - 1.2%
2,865,000	Shaw Communications Inc. (Canada)	46,722,967
	Media Conglomerates - 3.2%
4,750,000	Vivendi S.A. (France) (b)	122,737,992
	Movies/Entertainment - 1.9%
23,443,000	Bolloré (France) (b)	73,970,977
	Other Consumer Services - 4.0%
95,000	Booking Holdings Inc. (United States) *	151,272,300
	Restaurants - 3.8%
4,800,000	Compass Group PLC (Britain) (b)	66,040,373
2,908,000	Whitbread PLC (Britain) (b)	80,006,127
		146,046,500
DISTRIBUTION SERVICES SECTOR - 5.6%
	Wholesale Distributors - 5.6%
2,600,000	Ferguson PLC (Jersey) (b)	212,592,330
ELECTRONIC TECHNOLOGY SECTOR - 5.4%
	Aerospace & Defense - 3.3%
1,236,650	Safran S.A. (France) (b) *	124,395,649
	Electronic Equipment/Instruments - 2.1%
5,000,000	Yokogawa Electric Corp. (Japan) (b)	78,343,437
FINANCE SECTOR - 7.4%
	Major Banks - 1.6%
157,000,000	Lloyds Banking Group PLC (Britain) (b)	60,564,174
	Property/Casualty Insurance - 5.8%
1,028,000	Chubb Ltd. (Switzerland)	130,165,360
288,000	Fairfax Financial Holdings Ltd. (Canada)	88,977,490
		219,142,850
HEALTH TECHNOLOGY SECTOR - 5.6%
	Medical Specialties - 5.6%
2,750,000	Koninklijke Philips N.V. (Netherlands) (b) *	128,473,717
4,530,000	Smith & Nephew PLC (Britain) (b)	84,410,104
		212,883,821
INDUSTRIAL SERVICES SECTOR - 1.7%
	Oilfield Services/Equipment - 1.7%
3,470,000	Schlumberger Ltd. (Curacao)	63,813,300
PROCESS INDUSTRIES SECTOR - 2.5%
	Industrial Specialties - 2.5%
1,075,000	Akzo Nobel N.V. (Netherlands) (b)	96,578,221
PRODUCER MANUFACTURING SECTOR - 5.1%
	Industrial Conglomerates - 3.5%
7,715,000	Smiths Group PLC (Britain) (b)	134,872,547
	Trucks/Construction/Farm Machinery - 1.6%
8,620,000	CNH Industrial N.V. (Netherlands) (b) *	60,560,458
RETAIL TRADE SECTOR - 10.2%
	Department Stores - 4.6%
35,175,000	B&M European Value Retail S.A. (Luxembourg) (b)	173,145,041
	Specialty Stores - 5.6%
16,375,000	CK Hutchison Holdings Ltd. (Cayman Islands) (b)	106,037,739
4,910,000	Jardine Strategic Holdings Ltd. (Bermuda) (b)	105,914,086
		211,951,825

TECHNOLOGY SERVICES SECTOR - 2.1%
	Information Technology Services - 2.1%
366,000	Accenture PLC (Ireland)	78,587,520
TRANSPORTATION SECTOR - 1.5%
	Air Freight/Couriers - 1.5%
750,000	Expeditors International of Washington Inc. (United States)	57,030,000
	Total common stocks (cost $3,536,305,935)	3,266,946,037

PREFERRED STOCKS - 10.2% (a)
CONSUMER DURABLES SECTOR - 1.0%
	Motor Vehicles - 1.0%
781,244	Hyundai Motor Co. (South Korea) (b)	37,355,816
CONSUMER NON-DURABLES SECTOR - 4.1%
	Household/Personal Care - 4.1%
1,256,930	Amorepacific Corp. (South Korea) (b)	74,872,108
134,830	LG Household & Health Care Ltd. (South Korea) (b)	81,681,097
		156,553,205
ELECTRONIC TECHNOLOGY SECTOR - 5.1%
	Telecommunications Equipment - 5.1%
5,015,000	Samsung Electronics Co. Ltd. (South Korea) (b)	195,355,838
	Total preferred stocks (cost $310,090,553)	389,264,859
	Total long-term investments (cost $3,846,396,488)	3,656,210,896

Principal Amount
SHORT-TERM INVESTMENTS - 4.9% (a)
	Bank Deposit Account - 4.9%
$185,915,791	U.S. Bank N.A., 0.09% ^	185,915,791
	Total short-term investments (cost $185,915,791)	185,915,791
	Total investments - 101.0% (cost $4,032,312,279)	3,842,126,687

	Other assets, less liabilities - (1.0%) (a)	(39,002,152)
	TOTAL NET ASSETS - 100.0%	$3,803,124,535

*	Non-income producing security.
^	The rate shown is as of June 30, 2020.
(a)	Percentages for the various classifications relate to total net assets.
(b)
Security does not trade during New York Stock Exchange hours and has been valued in accordance with the Fund’s pricing procedures and has been classified as level 2. As of June 30, 2020 the aggregate value of these securities was $2,953,803,959.

PLC	Public Limited Company
SP-ADR	Sponsored American Depositary Receipt

FMI International Fund
SCHEDULE OF FORWARD CURRENCY CONTRACTS
June 30, 2020 (Unaudited)

				U.S. $ Value on			U.S. $ Value on
				June 30, 2020			June 30, 2020	Unrealized
Settlement		Currency to		of Currency to	Currency to		of Currency to	Appreciation
Date	Counterparty	be Delivered		be Delivered	be Received		be Received	(Depreciation)
7/17/2020	State Street Bank and Trust Co.	785,000,000	British Pound	$972,805,886	968,187,600	U.S. Dollar	$968,187,600	$(4,618,286)
7/17/2020	JPMorgan Chase Bank, N.A.	185,000,000	Canadian Dollar	136,276,827	130,781,330	U.S. Dollar	130,781,330	(5,495,497)
7/17/2020	The Bank of New York Mellon	565,000,000	Euro	635,017,127	612,892,225	U.S. Dollar	612,892,225	(22,124,902)
7/17/2020	The Bank of New York Mellon	860,000,000	Hong Kong Dollar	110,951,714	110,849,026	U.S. Dollar	110,849,026	(102,688)
7/17/2020	JPMorgan Chase Bank, N.A.	29,000,000,000	Japanese Yen	268,638,064	269,548,042	U.S. Dollar	269,548,042	909,978
7/17/2020	The Bank of New York Mellon	480,000,000	Mexican Peso	20,834,262	19,292,605	U.S. Dollar	19,292,605	(1,541,657)
7/17/2020	State Street Bank and Trust Co.	440,000,000,000	South Korea Won	365,814,557	357,026,939	U.S. Dollar	357,026,939	(8,787,618)
7/17/2020	JPMorgan Chase Bank, N.A.	230,000,000	Swiss Franc	242,884,885	237,407,102	U.S. Dollar	237,407,102	(5,477,783)
				$2,753,223,322			$2,705,984,869	$(47,238,453)

FMI International Fund

Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2020, based on the inputs used to value them:
	Investments	Other Financial
Valuation Inputs	in Securities	Instruments^
Assets:
Level 1 - Common Stocks	$702,406,937	$ ---
Level 1 - Bank Deposit Account	185,915,791	---
Total Level 1	888,322,728	---
Level 2 - Common Stocks	2,564,539,100	---
Level 2 - Preferred Stocks	389,264,859	---
Level 2 - U.S. Treasury Securities	---	---
Level 2 - Forward Currency Contracts	---	909,978
Total Level 2	2,953,803,959	909,978
Level 3 -	---	---
Total Assets	3,842,126,687	909,978
Liabilities:
Level 2 - Forward Currency Contracts	---	(48,148,431)
Total	$3,842,126,687	$(47,238,453)

^Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

See the Schedule of Investments for investments detailed by industry classifications.

Over the counter derivatives such as forward currency contracts may be valued using quantitative models.  These models may use pricing curves based on market inputs including current exchange rates or indices.  These curves are combined with volatility factors to value the overall positions.  The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.

The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies.  A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. On a quarterly average, there were thirteen forward currency contracts outstanding during the nine month period ending June 30, 2020. These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”) the International Fund posts collateral, in the form of cash or cash equivalents to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Schedule of Forward Currency Contracts.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

An affiliated issuer of the FMI Funds, Inc. (“Funds”), as defined by the 1940 Act, may include any issuer in which the Funds own five percent or more of its outstanding voting shares. The FMI International Fund’s holding and transactions in this affiliated issuer for the nine months ended June 30, 2020 are as follows:

						Change in
	Fair Value	Gross	Gross	Realized	Unrealized	Fair Value	Dividend
Name of Issuer	as of 09/30/2019	Additions	Reductions	Gain/(Loss)	Gain/(Loss)	as of 6/30/2020	Income
B&M European Value Retail S.A. (Luxembourg) +	$186,544,095	$69,331,963	$(76,237,540)	$(13,708,627)	$7,215,150	$173,145,041	$10,154,493
	$186,544,095	$69,331,963	$(76,237,540)	$(13,708,627)	$7,215,150	$173,145,041	$10,154,493
+ Issuer was no longer an affiliate as of June 30, 2020.